Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Parenthetical) (Details) - Other Liabilities Including Contingent Consideration - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Undiscounted contingent consideration pertaining to acquisition		$ 14
Contingent consideration discount rate		14.20%
Brilliant Basics Holdings Limited
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Undiscounted contingent consideration pertaining to acquisition	$ 3
Contingent consideration discount rate	10.00%